Shareholder Fees {- Fintech Portfolio}	Nov. 12, 2021 USD ($)
02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-19 | Fintech Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none